Subsequent events	3 Months Ended
Mar. 31, 2023
Subsequent events
Subsequent events

17. Subsequent events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company identified no subsequent event that requires disclosure in the financial statements.